RELATED PARTY TRANSACTIONS (Due To Related Parties) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Ctrip.com International, Ltd. [Member] CNY	Dec. 31, 2011 Ctrip.com International, Ltd. [Member] CNY	Dec. 31, 2012 Xiamen Shuiwu Co., Ltd. [Member] CNY	Dec. 31, 2011 Xiamen Shuiwu Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Due to related parties	$ 610,000	3,798,000	2,797,000	3,798,000	2,557,000	0	240,000